33-14196
                                                                     497(e)

                             VISTA BALANCED FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                            DATED FEBRUARY 28, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

                                                                     33-14196
                                                                     497(e)


                                VISTA BOND FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                            DATED FEBRUARY 28, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

                                                                     33-14196
                                                                     497(e)


                           VISTA CAPITAL GROWTH FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                            DATED FEBRUARY 28, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

                                                                     33-14196
                                                                     497(e)


                           VISTA EQUITY INCOME FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                            DATED FEBRUARY 28, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

                                                                     33-14196
                                                                     497(e)


                              VISTA EUROPEAN FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                            DATED FEBRUARY 28, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

                                                                     33-14196
                                                                     497(e)


                         VISTA GROWTH AND INCOME FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                            DATED FEBRUARY 28, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

                                                                     33-14196
                                                                     497(e)


                        VISTA INTERNATIONAL EQUITY FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                            DATED FEBRUARY 28, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

                                                                     33-14196
                                                                     497(e)


                               VISTA JAPAN FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                            DATED FEBRUARY 28, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

                                                                     33-14196
                                                                     497(e)


                          VISTA LARGE CAP EQUITY FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                            DATED FEBRUARY 28, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

                                                                     33-14196
                                                                     497(e)


                          VISTA SMALL CAP EQUITY FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                            DATED FEBRUARY 28, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

                                                                     33-14196
                                                                     497(e)


                          VISTA SOUTHEAST ASIAN FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                            DATED FEBRUARY 28, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

                                                                     33-14196
                                                                     497(e)


                        VISTA U.S. TREASURY INCOME FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                            DATED FEBRUARY 28, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

                                                                     33-14196
                                                                     497(e)


                          VISTA SHORT-TERM BOND FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                     TO THE PROSPECTUS FOR CLASS A SHARES
                            DATED FEBRUARY 28, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

                                                                     33-14196
                                                                     497(e)


                     VISTA U.S. GOVERNMENT SECURITIES FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                     TO THE PROSPECTUS FOR CLASS A SHARES
                            DATED FEBRUARY 28, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

                                                                     33-14196
                                                                     497(e)


                      VISTA SMALL CAP OPPORTUNITIES FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                              DATED MAY 19, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.

                                                                     33-14196
                                                                     497(e)


                       VISTA LATIN AMERICAN EQUITY FUND

                      SUPPLEMENT DATED DECEMBER 12, 1997
                  TO THE PROSPECTUS FOR CLASS A AND B SHARES
                            DATED DECEMBER 1, 1997


In the section entitled "How to Buy, Sell and Exchange Shares -- How to Buy Shares," the following sentence is inserted in lieu of the first sentence:

     You can open a Fund account with as little as $2,500 for regular accounts, $1,000 for traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, or $500 for Education IRAs.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following two sentences are inserted prior to the last sentence of the first paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are using redemption proceeds received within the prior ninety days from non-Vista mutual funds to buy your shares and are opening or adding to a Vista prototype IRA with a transfer of assets or rollover from a qualified plan. If you use such redemption proceeds to open or add to a Vista prototype IRA, the Fund's distributor will pay broker-dealers commissions on the net sales of Class A shares at the rate of 1%.

In the section entitled "How to Buy, Sell and Exchange Shares -- General," the following sentence is inserted at the beginning of the fourth paragraph:

     For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing the proceeds of an IRA for which The Chase Manhattan Bank or its designee serves as trustee or custodian.